Interest Expense And Interest Income (Tables)	12 Months Ended
Dec. 31, 2015
Interest Income Expense Net [Abstract]
Schedule of Interest Expense and Interest Income

The components of net interest expense were as follows:

	Successor		Predecessor
	Twelve months ended December 31, 2015	September 1, 2014 through December 31, 2014	January 1, 2014 through August 31, 2014	Twelve months ended December 31, 2013
	(in thousands)
Cash interest expense	$86,824	$9,064	$4,516	$3,356
Amortization of loan costs	3,515	1,986	313	381
Cash interest income	(2,764)	(115)	(62)	(266)
Interest expense, net	$87,575	$10,935	$4,767	$3,471